Unaudited Condensed Consolidated Statements of Profit or Loss - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement1 [Line Items]
Total revenue	¥ 199,615	¥ 150,298
Cost of revenue	(138,556)	(95,509)
Gross profit	61,059	54,789
Other net income	3,021	7,939
Research and development expenses (including research and development expenses from a related party of RMB40,696 and RMB29,982 for the six months ended June 30, 2024 and 2025, respectively)	(644,635)	(517,210)
Administrative expenses	(278,942)	(208,293)
Selling expenses	(27,780)	(22,784)
Impairment loss on receivables and contract assets (including impairment loss of RMB750 and RMB933 on receivables from related parties for the six months ended June 30, 2024 and 2025, respectively)	(2,800)	(13,424)
Operating loss	(890,077)	(698,983)
Net foreign exchange gain	5,629	4,659
Interest income	74,946	89,294
Fair value changes of financial assets at fair value through profit or loss ("FVTPL")	23,154	4,503
Other finance costs	(3,292)	(1,356)
Changes in the carrying amounts of preferred shares and other financial instruments subject to redemption and other preferential rights		(278,226)
Loss before taxation	(789,640)	(880,109)
Income tax	(1,877)	(1,591)
Loss for the period	(791,517)	(881,700)
Loss attributable to shareholders of the Company	¥ (791,517)	¥ (881,700)
Loss per ordinary share
Basic loss per Class A and Class B ordinary share	¥ (0.87)	¥ (7.38)
Diluted loss per Class A and Class B ordinary share	¥ (0.87)	¥ (7.38)
Product [member]
Statement1 [Line Items]
Total revenue	¥ 69,281	¥ 21,045
Cost of revenue	(35,461)	(17,157)
Service [member]
Statement1 [Line Items]
Total revenue	130,334	129,253
Cost of revenue	¥ (103,095)	¥ (78,352)